GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,391	$ 6,388	$ 6,399
Accumulated Amortization	(4,135)	(3,897)	(2,771)
Net Carrying Amount	2,256	2,491	3,628	$ 4,516
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	145	145	147
Accumulated Amortization	(120)	(116)	(98)
Net Carrying Amount	$ 25	$ 29	$ 49	33
Weighted Average Remaining Amortization Useful Lives (in years)	2 years 10 months 24 days	2 years 10 months 24 days	3 years 4 months 24 days
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,635	$ 1,634	$ 1,638
Accumulated Amortization	(785)	(731)	(515)
Net Carrying Amount	$ 850	$ 903	$ 1,123	1,236
Weighted Average Remaining Amortization Useful Lives (in years)	6 years	6 years 1 month 6 days	6 years 8 months 12 days
Customer lists
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,954	$ 3,952	$ 3,957
Accumulated Amortization	(2,577)	(2,399)	(1,690)
Net Carrying Amount	$ 1,377	$ 1,553	$ 2,267	2,856
Weighted Average Remaining Amortization Useful Lives (in years)	2 years 4 months 24 days	2 years 7 months 6 days	3 years 6 months
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 657	$ 657	$ 657
Accumulated Amortization	(653)	(651)	(468)
Net Carrying Amount	$ 4	$ 6	$ 189	$ 391
Weighted Average Remaining Amortization Useful Lives (in years)	9 months 18 days	1 year	10 months 24 days